Business Disposal	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Business Disposal [Abstract]
Business disposal
6.	Business disposal

On September 20, 2024, the Company completed the divestiture of its Kauai Veterinary Clinic (“KVC”) to Kauai RE Holdings LLC for $2.0 million, in notes payable assumed by the buyer, with no cash consideration. The agent for the sale was Gregory Armstrong, a current shareholder of the Company and a member of Kauai RE. Charles Keiser, DVM, is a member of Kauai RE and the father of our board member Charles Stith Keiser, who is the Company’s largest shareholder through his entity Wilderness Trace Veterinary Partners, LLC. The divestiture resulted in a gain of $467,049 in fiscal year 2024, which was recorded in “Gain on sale of business” in the Statements of Operations. As a result of the transaction, the Company disposed of $125,508 of goodwill based on the relative fair value of KVC. The estimated fair value of KVC less estimated costs to sell exceeded it carrying amount as of the transaction date. As the sale of KVC was not considered a significant disposal or a strategic shift that would have a major effect on the Company’s operations or financial results, it was not reported as discontinued operations.

7.	Business disposal

On September 20, 2024, the Company completed the divestiture of its Kauai Veterinary Clinic (“KVC”) to Kauai RE Holdings LLC for $2.0 million, in notes payable assumed by the buyer, with no cash consideration. The agent for the sale was Gregory Armstrong, a current shareholder of the Company and a member of Kauai RE. Charles Keiser, DVM, is a member of Kauai RE and the father of our board member Charles Stith Keiser, who is the Company’s largest shareholder through his entity Wilderness Trace Veterinary Partners, LLC. The divestiture resulted in a gain of $467,049 in fiscal year 2024, which was recorded in “Gain on sale of business” in the Statements of Operations. As a result of the transaction, the Company disposed of $125,508 of goodwill based on the relative fair value of KVC. The estimated fair value of KVC less estimated costs to sell exceeded it carrying amount as of the transaction date. As the sale of KVC was not considered a significant disposal or a strategic shift that would have a major effect on the Company’s operations or financial results, it was not reported as discontinued operations.